Segment Information	12 Months Ended
May 31, 2013
Segment Information

NOTE Q—SEGMENT INFORMATION

We operate a portfolio of businesses and product lines that manufacture and sell a variety of specialty paints, protective coatings and roofing systems, sealants and adhesives. We manage our portfolio by organizing our businesses and product lines into two reportable segments: the industrial reportable segment and the consumer reportable segment. Within each reportable segment, we aggregate several operating segments that consist of individual groups of companies and product lines, which generally address common markets, share similar economic characteristics, utilize similar technologies and can share manufacturing or distribution capabilities. Our six operating segments represent components of our business for which separate financial information is available that is utilized on a regular basis by our chief executive officer in determining how to allocate the assets of the company and evaluate performance. These six operating segments are each managed by an operating segment manager, who is responsible for the day-to-day operating decisions and performance evaluation of the operating segment’s underlying businesses.

Our industrial reportable segment products are sold throughout North America and also account for the majority of our international sales. Our industrial product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. This reportable segment comprises three separate operating segments—Building Solutions Group, Performance Coatings Group and RPM2-Industrial Group. Products and services within this reportable segment include construction chemicals; roofing systems; weatherproofing and other sealants; polymer flooring; edible coatings and specialty glazes for pharmaceutical, cosmetic and food industries; and other specialty chemicals.

Our consumer reportable segment manufactures and markets professional use and do-it-yourself (“DIY”) products for a variety of mainly consumer applications, including home improvement and personal leisure activities. Our consumer segment’s major manufacturing and distribution operations are located primarily in North America, along with a few locations in Europe. Consumer segment products are primarily sold directly to mass merchandisers, home improvement centers, hardware stores, paint stores, craft shops, cosmetic companies and to other smaller customers through distributors. This reportable segment comprises three operating segments—DAP Group, RPM2-Consumer Group and Rust-Oleum Group. Products within this reportable segment include specialty, hobby and professional paints; nail care enamels; caulks; adhesives; silicone sealants and wood stains.

In addition to our two reportable segments, there is a category of certain business activities and expenses, referred to as corporate/other, that does not constitute an operating segment. This category includes our corporate headquarters and related administrative expenses, results of our captive insurance companies, gains or losses on the sales of certain assets and other expenses not directly associated with either reportable segment. Assets related to the corporate/other category consist primarily of investments, prepaid expenses and headquarters’ property and equipment. These corporate and other assets and expenses reconcile reportable segment data to total consolidated income before income taxes and identifiable assets.

We reflect income from our joint ventures on the equity method, and receive royalties from our licensees.

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31,	2013	2012	2011
(In thousands)
Net Sales
Industrial	$2,635,976	$2,535,238	$2,259,809
Consumer	1,442,679	1,242,178	1,122,032

Total	$4,078,655	$3,777,416	$3,381,841

Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$164,578	$278,676	$232,544
Interest (Expense), Net (b)	(10,318)	(3,770)	(3,304)

EBIT (c)	$174,896	$282,446	$235,848

Consumer
Income Before Income Taxes (a)	$190,611	$160,099	$146,035
Interest (Expense), Net (b)	(10)	18	63

EBIT (c)	$190,621	$160,081	$145,972

Corporate/Other
(Expense) Before Income Taxes (a)	$(178,298)	$(110,486)	$(83,526)
Interest (Expense), Net (b)	(63,340)	(64,107)	(46,504)

EBIT (c)	$(114,958)	$(46,379)	$(37,022)

Consolidated
Income Before Income Taxes (a)	$176,891	$328,289	$295,053
Interest (Expense), Net (b)	(73,668)	(67,859)	(49,745)

EBIT (c)	$250,559	$396,148	$344,798

Identifiable Assets
Industrial	$2,458,543	$2,195,702	$1,992,143
Consumer	1,584,160	1,184,609	1,195,849
Corporate/Other	72,823	181,502	327,037

Total	$4,115,526	$3,561,813	$3,515,029

Capital Expenditures
Industrial	$50,025	$47,529	$29,687
Consumer	35,081	17,156	9,665
Corporate/Other	6,261	6,930	474

Total	$91,367	$71,615	$39,826

Depreciation and Amortization
Industrial	$53,549	$48,701	$46,352
Consumer	28,624	23,656	24,954
Corporate/Other	1,571	1,341	1,447

Total	$83,744	$73,698	$72,753

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Year Ended May 31,	2013	2012	2011
(In thousands)
Net Sales (based on shipping location) (a)
United States	$2,404,835	$2,219,680	$1,983,238

Foreign
Canada	350,579	346,238	330,613
Europe	908,139	919,124	812,735
Other Foreign	415,102	292,374	255,255

Total Foreign	1,673,820	1,557,736	1,398,603

Total	$4,078,655	$3,777,416	$3,381,841

Long-Lived Assets (b)
United States	$1,311,640	$1,124,403	$965,235

Foreign
Canada	126,172	128,392	137,380
Europe	340,592	315,228	287,874
United Kingdom	237,124	192,155	209,217
Other Foreign	213,726	64,316	47,353

Total Foreign	917,614	700,091	681,824

Total	$2,229,254	$1,824,494	$1,647,059

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.